Equity	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
EQUITY

NOTE 5 - EQUITY:

A.	Share capital and warrants

1)	On January 1, 2024, as a result of the change in the functional currency of the Company (Note 2B.) all outstanding warrants issued under private placements on February 16, 2023 and June 15, 2023 that had exercise price denominated in NIS, could have not been considered anymore as indexed to the Company’s own shares, and therefore were reclassified from equity to liabilities at their fair value of $1,649 thousand (valued, as of that date, using the Black - Scholes pricing model).

Subsequently, and after receiving the approval of the warrants holders (except for two individuals) to fix the exercise price of such warrants in US Dollars terms (converted from NIS to US Dollars based on the exchange rate as of May 16, 2024), and after the approval of the Board of Directors of the Company, on May 23, 2024, all consented warrants were reclassified to equity at their present fair value of $219 thousand (valued at modification date under the Black - Scholes pricing model, under the following assumptions: risk free interest rate 4.53%-4.71%, expected term 3.6-4 years, expected price volatility of 100%-103%, fair value of an ordinary share of $1.55 and 0% dividend yield); consequently, the Company recognized $1,419 thousand in financial income for the period, resulting from the change in fair value of the warrants’ liability. The remaining liability of $11 thousand is presented among long-term liabilities.

2)	On January 25, 2024, the Company closed a public offering under which it completed the issuance and sale of 240,000 Ordinary Shares, no par value per share of the Company at a price of $4.50 per share, pre-funded warrants at a price of $4.4999, to purchase 648,890 Ordinary Shares (which were all exercised into shares on May 17, 2024) and warrants to purchase 888,890 Ordinary Shares at an exercise price of $5.00 per share. The Warrants were exercisable immediately and will expire five years from the date of issuance. The Pre-Funded Warrants were exercisable immediately at a price of $0.0001 per share and were exercisable until exercised in full.

The Ordinary Shares, Warrants and Pre-Funded Warrants were offered and sold pursuant to an effective Registration Statement on Form F-1, as amended. The aggregate gross proceeds from this offering were approximately $4.0 million before deducting placement agent fees of $280 thousand and other fund-raising expenses, of $316 thousand.

Following their issuance, the Company determined that some of the features of the warrants, did not meet the “indexed to Company’s own stock” criteria, and are therefore precluded from equity classification. Consequently, the gross proceeds received in the offering were initially allocated to the warrant’s that were classified as a liability, based on their fair value, and the residual was allocated to the shares and the prefunded warrants. Upon issuance, the warrants were valued at $3,176 thousand using the Black-Scholes pricing model, under the following assumptions: fair value of an ordinary share - $4.89, expected option term of 5 years, expected price volatility of 93%, risk-free annual interest rate of 4.51% and dividend yield of 0%.

Issuance costs were proportionally allocated to the issued financial instruments based on the proceed amounts allocated to such instruments. Consequently, $473 thousand of issuance costs, that were allocated to the warrants, were carried directly to financial expenses.

The features of these warrants were amended under an agreement with the holding investor which became effective on June 6, 2024. Consequently, the Company reclassified these warrants to equity at their fair value of $481 thousand (valued under the Black - Scholes pricing model under the following assumptions: : risk free interest rate 4.3%, expected term 4.6 years, expected price volatility of 100%, fair value of an ordinary share of $1.07 and 0% dividend yield) and recognized financial income from the change in their fair value of $2,695 thousand.

3)	On April 10, 2024, the Company filed a registration statement on Form S-8 under the Securities Act of 1933, as amended, to register additional 500,000 Ordinary Shares, in the aggregate, issued or reserved for issuance under the 2013 Option Plan.

4)	The following table presents the outstanding warrants, as of June 30, 2024 and their terms:

Date of issuance	Number of outstanding warrants		Exercise price for one Ordinary share	Expiration date
February 16, 2023	181,575		$16.66	February 1, 2028
February 16, 2023	52,251	(*)	NIS 61.3	February 1, 2028
January 24, 2023	14,822	(*)	NIS 61.3	January 24, 2025
June 15, 2023	248,778		$12.0	June 12, 2028
January 25, 2024	888,890		$5.0	January 25, 2029

(*)	Presented as a warrants' liability in the balance sheet, see note A(1) above.

5)	During the first half of 2024, under the agreement with a A.G.P./Alliance Global Partners (the “Sales Agent”), the Company issued 2,798,421 ordinary shares, for a total consideration of approximately $4.8 million; agent commissions and other issuance costs amounted $260 thousand.

B.	Share-based payment:

During the six month period ended June 30 2024, the Company granted 115,635 fully vested RS to service providers, valued $158 thousand and granted bonuses to employees and service providers, in share based payment valued under the Black - Scholes pricing model at $ 535 thousand, which included 222,034 fully vested RS (which were formally issued subsequent to June 30, 2024), and 24,544 fully vested options exercisable at $0.01 per share to 24,544 Shares (to service providers; valued at $53 thousand). An additional bonus valued at $89 thousand is awaiting shareholder meeting approval (required under Israeli Law) and therefor was not yet recognized as an expense for the period. Aforesaid approval was obtained on August 8, 2024.

Information on the share option awards outstanding and the related weighted average exercise price as of and for the Six months ended June 30, 2024, are presented in the table below:

Relating to options:	Number of potential Ordinary Shares	Exercise price range*	Aggregate Intrinsic value
Outstanding at beginning of the period	133,976	$0.82 - $247.1	$57,959
Granted	27,544	$0.01 - $10.7	$53,015
Exercised**	(1,805)	$1.60	$7,565
Forfeited	(4,272)	$40.0 - $62.2	-
Expired	(5,360)	$38.3 - $48.6	-
Outstanding at end of the year	150,083	$0.01 - $247.1	$23,525
Exercisable at end of the year	114,535	$0.01 - $247.1	$23,525

*	Per 1 Ordinary Share of with no par value. Exercise price is quoted in denominated currency (see also Note 2B).

**	Average share price for options exercised in 2024 – $ 5.79.

The following table summarizes information about stock-based awards outstanding and exercisable at June 30, 2024:

	Outstanding		Exercisable
Exercise price range	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)
$10.7 - $0.01	39,083	5.9	36,083	6.2
$61.4 - $40.0	55,375	6.4	37,683	6.3
$76.7	19,425	1.0	14,569	1.0
$ 100	6,200	4.0	6,200	4.0
$123.5; $185.3; $247.1	30,000	7.7	20,000	7.7
$0.01 - $247.1	150,083	5.8	114,535	5.7

Share-based compensation expense for the periods ended June 30, 2024 and 2023 was as follows (U.S. dollars in thousands):

	Six months ended June 30
	2024	2023

Cost of revenue	8	68
Research and development	292	379
Sales and marketing	124	209
General and administrative	491	753
Total share-based compensation expenses	915	1,409

As of June 30, 2024, there is an unrecognized share-based compensation expense of $152 thousand to be recognized over the average remaining vesting period of 1 years.

The calculated fair value of options granted was estimated using the Black-Scholes pricing model with the following assumptions:

	Six months period ended June 30
	2024	2023
Risk-free interest rate	3.92%-4.4%	4.75%
Expected option term (in years)	3-5	10.0
Expected price volatility	96%-103%	76%
Fair value of an ordinary share	$2.17-$6.10	NIS 32.6
Dividend yield	0%	0%